Offsetting of financial assets and financial liabilities (Tables)	6 Months Ended
Sep. 30, 2019
Information of Offsetting of Financial Assets and Financial Liabilities
The following table provides information about the offsetting of financial assets and financial liabilities at March 31, 2019 and September 30, 2019. The table includes derivatives, repurchase and resale agreements, and securities lending and borrowing transactions that are subject to enforceable master netting arrangements or similar agreements irrespective of whether or not they are offset on the Group’s consolidated balance sheets.

				Amounts not offset on the balance sheet (3)
	Gross amounts recognized	Gross amounts offset on the balance sheet	Net amounts presented on the balance sheet (2)	Financial instruments (4)	Cash collateral	Net amounts
	(in billions of yen)
March 31, 2019

Assets (1) :
Derivatives	7,403	—	7,403	(5,903)	(528)	972
Receivables under resale agreements	12,589	—	12,589	(12,579)	—	10
Receivables under securities borrowing transactions	1,921	—	1,921	(1,894)	—	27

Total	21,913	—	21,913	(20,376)	(528)	1,009

Liabilities (1) :
Derivatives	6,978	—	6,978	(5,766)	(769)	443
Payables under repurchase agreements	14,312	—	14,312	(14,309)	—	3
Payables under securities lending transactions	932	—	932	(931)	—	1

Total	22,222	—	22,222	(21,006)	(769)	447

September 30, 2019

Assets (1) :
Derivatives	9,026	—	9,026	(7,372)	(466)	1,188
Receivables under resale agreements	13,401	—	13,401	(13,386)	—	15
Receivables under securities borrowing transactions	2,316	—	2,316	(2,265)	—	51

Total	24,743	—	24,743	(23,023)	(466)	1,254

Liabilities (1) :
Derivatives	8,545	—	8,545	(7,225)	(893)	427
Payables under repurchase agreements	16,837	—	16,837	(16,798)	—	39
Payables under securities lending transactions	1,024	—	1,024	(1,020)	—	4

Total	26,406	—	26,406	(25,043)	(893)	470

Notes:
(1)
Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off
or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter
(“OTC”) and
OTC-cleared
derivatives that are subject to enforceable master netting arrangements or similar agreements.

(2)	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
(3)	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
(4)	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.